Revenues - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Contract assets	$ 1,464	$ 1,475
Capitalized cost	4,081	4,186
Impairments of costs to obtain revenue contracts	0	0
Revenue remaining performance obligation	106,373
Sales and Marketing Expense
Disaggregation Of Revenue [Line Items]
Capitalized cost, amortization	$ 2,786	$ 2,610
Geographic Concentration Risk | Revenue | Revenue
Disaggregation Of Revenue [Line Items]
Concentration risk, percentage	5.00%	5.00%
Geographic Concentration Risk | Revenue | United Kingdom
Disaggregation Of Revenue [Line Items]
Concentration risk, percentage	6.00%	6.00%